Other current assets - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other Current Assets [Abstract]
Value-added tax	$ 17,924	$ 17,719
Prepaid expenses	27,816	23,984
Proceeds receivable from sale of joint venture	0	5,950
Other short-term receivables	1,244	411
Total	$ 46,984	$ 48,064